UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.0%)
Ohio (100.0%)
	Akron OH BAN	1.375%	3/14/13	1,500	1,500
1	Akron OH Bath & Copley Joint Township
	Hospital District Revenue (Children's Hospital
	Medical Center of Akron) TOB VRDO	0.100%	3/7/13 LOC	3,990	3,990
	Akron OH Income Tax Revenue (Community
	Learning Centers)	5.000%	12/1/13 (Prere.)	6,300	6,529
	Akron OH Income Tax Revenue BAN	1.125%	11/14/13	1,500	1,507
2	Akron OH Income Tax Revenue BAN	1.125%	3/13/14	1,600	1,612
	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) VRDO	0.110%	3/1/13 LOC	3,800	3,800
	Avon OH BAN	1.000%	6/27/13	3,000	3,006
	Avon OH Local School District BAN	1.350%	4/11/13	1,250	1,252
	Bowling Green OH State University Revenue	5.250%	6/1/13 (Prere.)	1,345	1,362
	Butler County OH BAN	0.400%	8/1/13	2,000	2,000
1	Cincinnati OH City School District GO TOB
	VRDO	0.110%	3/7/13	12,260	12,260
1	Cincinnati OH City School District GO TOB
	VRDO	0.120%	3/7/13	5,000	5,000
1	Cleveland OH Water Works Revenue TOB
	VRDO	0.100%	3/7/13	7,420	7,420
1	Cleveland OH Water Works Revenue TOB
	VRDO	0.110%	3/7/13	9,950	9,950
	Cleveland OH Water Works Revenue VRDO	0.110%	3/7/13 LOC	2,500	2,500
	Cleveland State University OH Revenue	5.000%	6/1/13 (Prere.)	1,190	1,204
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Carnegie/89th Garage & Service
	Center LLC Project) VRDO	0.110%	3/7/13 LOC	2,445	2,445
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.110%	3/7/13	2,400	2,400
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.120%	3/7/13	7,115	7,115
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.120%	3/7/13	5,810	5,810
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Euclid Avenue Housing Corp.
	Project) VRDO	0.100%	3/7/13 LOC	2,750	2,750
	Columbus OH BAN	1.500%	11/21/13	2,750	2,776
	Columbus OH GO	1.250%	6/1/13	340	341
	Columbus OH GO	5.000%	7/1/13	3,340	3,394
1	Columbus OH GO TOB VRDO	0.120%	3/7/13	4,360	4,360
	Columbus OH GO VRDO	0.100%	3/7/13	4,575	4,575
	Columbus OH Regional Airport Authority Airport
	Revenue (OASBO Expanded Asset Program)
	VRDO	0.110%	3/7/13 LOC	3,445	3,445

Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.110%	3/7/13 LOC	2,995	2,995
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.110%	3/7/13 LOC	5,340	5,340
1 Columbus OH Sewer Revenue TOB VRDO	0.110%	3/7/13	4,955	4,955
Columbus OH Sewer Revenue VRDO	0.100%	3/7/13	5,465	5,465
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.130%	3/7/13 LOC	4,540	4,540
Cuyahoga County OH Housing Revenue VRDO	0.110%	3/7/13 LOC	6,935	6,935
Cuyahoga County OH Revenue	5.750%	7/1/13 (Prere.)	1,960	1,996
Cuyahoga County OH Revenue	6.000%	7/1/13 (Prere.)	1,465	1,493
Cuyahoga County OH Revenue (Cleveland
Clinic)	5.750%	7/1/13 (Prere.)	2,040	2,078
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	1,155	1,177
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	3,520	3,588
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	4,380	4,465
Cuyahoga County OH Revenue (Cleveland
Clinic)	6.000%	7/1/13 (Prere.)	2,450	2,497
Cuyahoga Falls OH BAN	1.000%	12/5/13	2,400	2,411
Deerfield Township OH BAN	1.000%	10/30/13	2,580	2,591
Delaware OH BAN	1.500%	4/24/13	2,000	2,003
Euclid OH BAN	1.250%	6/13/13	1,570	1,572
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.110%	3/7/13 LOC	5,200	5,200
1 Franklin County OH Hospital Facilities Revenue
(Nationwide Children's Hospital Project) TOB
VRDO	0.110%	3/7/13	7,180	7,180
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.110%	3/7/13	3,400	3,400
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.100%	3/7/13	8,740	8,740
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.110%	3/7/13	1,300	1,300
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.090%	3/7/13	2,400	2,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.110%	3/7/13	6,975	6,975
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.110%	3/7/13	3,200	3,200
Green OH BAN	0.750%	6/19/13	1,475	1,477
1 Hamilton County OH Economic Development
Revenue TOB VRDO	0.110%	3/7/13 LOC	2,020	2,020
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.110%	3/7/13 LOC	3,265	3,265
Hamilton OH BAN	1.125%	10/3/13	2,400	2,407
Independence OH BAN	1.125%	4/19/13	1,400	1,401
Kenston OH Local School District GO	5.000%	6/1/13 (Prere.)	1,000	1,012
Kent OH BAN	1.000%	10/8/13	1,750	1,756

Lake County OH BAN	1.000%	7/23/13	2,760	2,767
1 Lakewood OH City School District GO TOB
VRDO	0.120%	3/7/13	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.110%	3/7/13	22,585	22,585
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.100%	3/7/13	5,000	5,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.190%	3/7/13	10,000	10,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.130%	3/7/13 LOC	1,650	1,650
Lucas County OH BAN	1.000%	7/18/13	2,550	2,556
Mason OH City School District BAN	1.500%	1/30/14	3,000	3,034
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.150%	3/7/13 LOC	5,855	5,855
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.100%	3/7/13	3,300	3,300
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.120%	3/7/13	6,970	6,970
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.120%	3/7/13	3,990	3,990
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.140%	3/7/13	2,735	2,735
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.110%	3/7/13	100	100
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.120%	3/7/13	7,200	7,200
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.120%	3/7/13	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.090%	3/1/13	200	200
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.100%	3/1/13	6,745	6,745
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.100%	3/1/13 LOC	3,500	3,500
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.170%	3/7/13 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.110%	3/7/13 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.100%	3/7/13 LOC	14,650	14,650
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.110%	3/7/13 LOC	5,000	5,000
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	4/1/13	1,795	1,802
Ohio Capital Facilities Lease Appropriation
Revenue	2.000%	4/1/13	1,130	1,132
Ohio Common Schools GO VRDO	0.100%	3/7/13	1,220	1,220
Ohio Development Assistance & Revitalization
Project BAN	0.350%	5/30/13 (Prere.)	11,300	11,300
Ohio GO	5.000%	3/1/13	2,005	2,005

Ohio GO	5.000%	3/15/13 (Prere.)	1,470	1,473
Ohio GO VRDO	0.100%	3/7/13	8,500	8,500
Ohio GO VRDO	0.110%	3/7/13	985	985
1 Ohio Higher Education GO TOB VRDO	0.110%	3/7/13	16,975	16,975
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.150%	5/8/13	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.100%	3/1/13 LOC	9,050	9,050
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.120%	3/1/13 LOC	6,900	6,900
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.100%	3/1/13	5,205	5,205
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.120%	3/7/13 LOC	2,710	2,710
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.120%	3/7/13	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.110%	3/7/13 LOC	2,435	2,435
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	3/1/13	700	700
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	3/1/13	2,425	2,425
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.150%	3/7/13 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.150%	3/7/13	990	990
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.150%	3/7/13	430	430
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.100%	3/7/13	12,305	12,305
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.100%	3/7/13	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.110%	3/7/13	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.120%	3/7/13	3,240	3,240
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.120%	3/7/13	10,000	10,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.130%	3/7/13	4,900	4,900
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/13	4,960	5,029
Ohio State Higher Educational Facility Revenue
(Ohio Dominican University) VRDO	0.110%	3/7/13 LOC	9,155	9,155
Ohio State University General Receipts
Revenue CP	0.140%	3/6/13	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.200%	3/12/13	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.160%	6/11/13	7,790	7,790
Ohio State University General Receipts
Revenue VRDO	0.070%	3/7/13	1,500	1,500

1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	0.100%	3/7/13	15,430	15,430
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.110%	3/7/13 LOC	7,450	7,450
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/13	1,000	1,036
Ohio Water Development Authority Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.110%	3/1/13 LOC	6,700	6,700
1 Olentangy OH School District GO TOB VRDO	0.110%	3/7/13 LOC	2,845	2,845
Stow OH BAN	1.500%	5/3/13	2,000	2,004
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.)VRDO	0.110%	3/7/13	11,450	11,450
University of Cincinnati OH BAN	2.000%	5/9/13	3,400	3,411
University of Cincinnati OH Revenue	5.000%	6/1/13 (Prere.)	1,000	1,012
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.100%	3/7/13 LOC	2,000	2,000
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.100%	3/7/13 LOC	3,130	3,130
Worthington OH City School District BAN	1.125%	4/16/13	2,500	2,503
				588,246
Puerto Rico (1.0%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.110%	3/7/13	5,750	5,750
Total Tax-Exempt Municipal Bonds (Cost $593,996)				593,996
Total Investments (101.0%) (Cost $593,996)				593,996
Other Assets and Liabilities-Net (-1.0%)				(5,750)
Net Assets (100%)				588,246

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $175,495,000, representing 29.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.

Ohio Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Ohio (99.6%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	2,000	2,229
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	1,000	1,094
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,728
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,601
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	10,524
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	3,200	3,550
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.110%	3/1/13 LOC	1,100	1,100
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,169
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	5,500	6,257
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	2,500	2,793
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,000	11,064
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,572
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,381
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	17,375	18,834
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	5,145
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,247
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,227
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	5,028
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	2,378
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	5,181
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,637
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,258

Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	6,500	7,172
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,601
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,403
Central OH Solid Waste Authority Revenue	5.000%	12/1/18	1,500	1,825
Central OH Solid Waste Authority Revenue	5.000%	12/1/19	1,310	1,612
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,850
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,262
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,653
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	5,339
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,981
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	4,035
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	8,505
Cincinnati OH GO	5.000%	12/1/24	1,090	1,293
Cincinnati OH GO	5.000%	12/1/26	2,605	3,059
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,184
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,870
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,177
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,500
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,316
Cleveland OH Airport System Revenue	5.000%	1/1/28	2,530	2,874
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	7,460
Cleveland OH GO	5.000%	10/1/15 (Prere.)	2,920	3,266
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,886
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	8,129
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,218
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,428
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,793
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,354
Cleveland OH Water Revenue	5.000%	1/1/42	3,000	3,413
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	12,111
1 Cleveland OH Water Works Revenue TOB
VRDO	0.100%	3/7/13	5,055	5,055
Cleveland State University Ohio General
Receipts Revenue	5.250%	6/1/14 (Prere.)	2,825	3,003
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,367
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,000	2,352
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,335
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,357
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	7,208
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,315
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.120%	3/7/13	1,000	1,000
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,298
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,810
Columbus OH GO	5.000%	9/1/16	4,225	4,877
Columbus OH GO	5.000%	6/1/19	8,000	9,881

Columbus OH GO	5.000%	7/1/24	1,000	1,254
Columbus OH GO	5.000%	2/15/25	1,800	2,250
Columbus OH GO	5.000%	7/1/25	1,400	1,737
Columbus OH GO	5.000%	8/15/26	2,000	2,506
Columbus OH GO	5.000%	7/1/27	2,000	2,410
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,579
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,190
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.110%	3/7/13 LOC	3,310	3,310
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.110%	3/7/13 LOC	2,135	2,135
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,633
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,455
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,724
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.110%	3/1/13	500	500
Erie County OH Hospital Facilities Revenue
(Forelands Regional Medical Center)	5.250%	8/15/46	6,080	6,444
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,178
Franklin County OH GO	5.000%	12/1/31	6,885	7,872
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,151
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,129
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,625
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,648
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	3,500	3,900
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,371
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,837
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,486
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,829
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,735
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,735
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	5,199
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,252

Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,314
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,463
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	196
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	8,133
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,000	3,369
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	3,500	3,766
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,878
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,101
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,093
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/19 (14)	2,865	2,980
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/20 (14)	3,020	3,132
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,561
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,589
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,624
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,988
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,650
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,444
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	3,259
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,162
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	15,750	17,870
Kent State University OH Revenue	5.000%	5/1/37	4,060	4,606
Kent State University OH Revenue	5.000%	5/1/42	6,750	7,606
Kent State University OH Revenue VRDO	0.120%	3/7/13 LOC	2,300	2,300
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	5,096
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,639
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,308
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.190%	3/7/13	4,995	4,995
Lucas County OH GO	5.000%	10/1/40	1,500	1,646
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	5,353
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,331
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,343
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,669
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,505

Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	3,067
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,095	2,326
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,035	2,259
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,140	2,376
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	3,017
Mason OH City School District School
Improvement GO	5.000%	12/1/35	1,000	1,131
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	8,235
Miami University of Ohio General Receipts
Revenue	5.250%	12/1/13 (Prere.)	2,000	2,076
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,313
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,277
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,381
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,104
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,455
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	6,121
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	7,630	7,914
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/39	5,000	5,384
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,334
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.100%	3/7/13	1,100	1,100
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.140%	3/7/13	1,000	1,000
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,237
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.090%	3/1/13	900	900
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.090%	3/1/13	9,200	9,200
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.100%	3/1/13	900	900
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.100%	3/1/13	6,200	6,200
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	7,000	8,195
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	6,000	6,750
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.100%	3/1/13 LOC	2,300	2,300

Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,289
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,094
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	6,000	7,195
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.100%	3/7/13	2,000	2,000
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,166
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,418
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,234
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,580
Ohio Common Schools GO	5.000%	6/15/14 (Prere.)	8,000	8,493
Ohio Common Schools GO	5.000%	9/15/21	1,920	2,417
Ohio Common Schools GO	5.000%	3/15/24	4,410	5,387
Ohio GO	5.000%	8/1/20	2,870	3,576
Ohio GO	5.000%	9/15/22	5,000	6,345
2 Ohio GO	5.000%	8/1/23	7,415	9,445
Ohio GO	5.000%	8/1/24	2,000	2,570
Ohio GO	5.000%	2/1/30	4,000	4,735
Ohio GO	5.000%	4/1/30	1,770	2,084
Ohio GO	5.000%	2/1/31	4,500	5,301
Ohio GO	5.000%	4/1/31	1,230	1,444
Ohio GO VRDO	0.110%	3/7/13	1,100	1,100
Ohio Higher Education GO	5.000%	8/1/21	8,000	10,055
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,538
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/27 (2)	2,115	2,181
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.100%	3/1/13 LOC	2,000	2,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.120%	3/1/13 LOC	1,650	1,650
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,551
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,084
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,577
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,643

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,622
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,058
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,140
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,692
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,760
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,118
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,580
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,170
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/31	2,830	3,280
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,320
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/43	3,000	3,374
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,679
Ohio Highway Capital Improvements GO	5.000%	5/1/24	3,000	3,706
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,685
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,665
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,172
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,817
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,710
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,500	7,345
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	7,584
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.110%	3/1/13	300	300
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/15 (Prere.)	5,000	5,594
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	9,000	9,779
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	14,800	15,496
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	855	895
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	3,075	3,227
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	710	766
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	10,989
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,131
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,912

Ohio State Higher Educational Facility Revenue
(Ohio Dominican University) VRDO	0.110%	3/7/13 LOC	9,000	9,000
Ohio State University General Receipts
Revenue	5.250%	6/1/13 (Prere.)	2,455	2,487
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	349
Ohio State University General Receipts
Revenue	5.000%	12/1/16	5,065	5,877
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	336
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	196
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	313
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,735
Ohio State University General Receipts
Revenue	5.000%	6/1/25	2,130	2,642
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,669
Ohio State University General Receipts
Revenue	5.000%	12/1/28	610	718
Ohio State University General Receipts
Revenue	5.000%	12/1/42	1,450	1,640
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	6,413
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,486
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,567
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	3,000	3,337
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/19	2,115	2,629
Ohio Water Development Authority Fresh Water
Revenue	5.500%	6/1/23	1,225	1,627
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,492
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.110%	3/1/13 LOC	11,950	11,950
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	551
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,084
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	4,019
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,679
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,978
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,862
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,966
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,184
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	3,765	4,309
Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	30

Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,488
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	2,931
Richland County OH GO	5.400%	12/1/15 (2)	860	864
Rocky River OH City School District GO	5.375%	12/1/17	1,645	1,831
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,199
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	9,300	10,486
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	7,060
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,957
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,960
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,272
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,340
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,508
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,326
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,404
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,110
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	8,024
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,255
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,225
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,230
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,229
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,228
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	594
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	591
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,402
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,650
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	3,385	3,995
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,222
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,172
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,329
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,152
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	765
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/37	1,000	1,057
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,632

Woodridge OH School District GO	6.800%	12/1/14 (2)	655	691
Wright State University Ohio General Revenue	5.000%	5/1/26	1,000	1,159
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,374
				1,042,574
Puerto Rico (0.9%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,749
Puerto Rico GO	5.500%	7/1/29	1,500	1,576
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,509
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	436
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,845
				9,115
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,117
Total Tax-Exempt Municipal Bonds (Cost $978,572)				1,053,806
Total Investments (100.7%) (Cost $978,572)				1,053,806
Other Assets and Liabilities-Net (-0.7%)				(7,651)
Net Assets (100%)				1,046,155

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $14,450,000, representing 1.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.

Ohio Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $980,643,000. Net unrealized appreciation of investment securities for tax purposes was $73,163,000, consisting of unrealized gains of $73,498,000 on securities that had risen in value since their purchase and $335,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.